Postemployment benefit plans (Details 10) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of long-term liability:
Postretirement benefits other than pensions	$ 3,793	$ 4,495	$ 4,396
Other postemployment benefits	99	81	73
Defined contribution	324	286	265
Liability for postemployment benefits, long term	6,973	11,085	10,956
Pension plans
Summary of long-term liability:
Pensions	2,757	6,223	6,222
U.S. Pension Benefits
Summary of long-term liability:
Pensions	2,003	4,909	4,764
Non-U.S. Pension Benefits
Summary of long-term liability:
Pensions	$ 754	$ 1,314	$ 1,458